Statutory Requirements (Tables)	12 Months Ended
Dec. 31, 2025
Statutory Requirements
Schedule of maximum dividend capacity available

Based on the surplus and net earnings of the primary insurance and reinsurance subsidiaries as at and for the year ended December 31, 2025, the maximum dividend capacity available in 2026 at each of those subsidiaries, payable to all shareholders (including non-controlling interests) is as follows:

December 31,
2025
North American Insurers
Northbridge(1)	550.9
Crum & Forster	315.2
Zenith National	69.9
936.0

Global Insurers and Reinsurers
Allied World	1,684.3
Odyssey Group	953.0
Brit	258.6
Ki	58.7
2,954.6

International Insurers and Reinsurers
Gulf Insurance	175.3
4,065.9
(1)	Subject to prior regulatory approval.